Vessel Operating and Supervision Costs (Tables)	6 Months Ended
Jun. 30, 2021
Vessel Operating and Supervision Costs
Schedule of vessel operating and supervision costs

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Crew and vessel management employee costs	20,548	24,819	40,936	49,661
Technical maintenance expenses	7,583	9,573	17,304	17,749
Other vessel operating expenses	4,474	6,296	9,417	12,531
Total	32,605	40,688	67,657	79,941